Income Taxes (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Operating Loss Carryforwards [Line Items]
Gross deferred tax assets	$ 2,945,316
Deferred tax assets before valuation allowance	2,945,000
Change in deferred tax asset valuation allowance	$ 2,945,000
Threshold change in ownership percentage that limits utilization of tax carryforwards	50.00%
Cumulative change in ownership, period threshold	3 years
Uncertain and unusual tax positions	$ 0
Unrecognized accrued interest and penalties	0
Federal taxes
Operating Loss Carryforwards [Line Items]
NOL tax carryforwards	9,231,000
Federal taxes | R&D tax credit carryforwards
Operating Loss Carryforwards [Line Items]
NOL tax carryforwards	$ 68,000
NOL tax carryforwards, expiration date	Dec. 31, 2041
State taxes
Operating Loss Carryforwards [Line Items]
NOL tax carryforwards	$ 6,908,000